Teachers Insurance and Annuity Association of America College Retirement and Equities Fund 8500 Andrew Carnegie Boulevard Charlotte, NC 28262	Rachael M. Zufall Senior Counsel rzufall@tiaa-cref.org 704.988.4446 (tel) 704.595.0946 (fax)

December 5, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Rule 497(j) Filing for TIAA-CREF Institutional
Mutual Funds (the “Funds”)

Commissioners:

               In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of prospectuses and Statements of Additional Information (SAIs) that the Funds would have filed under Rule 497(c) under the Securities Act would not have differed from the prospectuses and SAIs contained in Post-Effective Amendment No. 26 to the Funds’ Registration Statement on Form N-1A (File No. 333-76651); and (ii) the text of this amendment was filed electronically via EDGAR on November 30, 2007.

               Please contact the undersigned at the number listed above should you have any questions or comments regarding this letter.

Sincerely,

/s/ Rachael M. Zufall
Rachael M. Zufall